Borrowings and financial liabilities - Breakdown of financial liabilities by maturity (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	€ 15,052
Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	13,219
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,833
Advances
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,167
Advances | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	274
Advances | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	893
Non-convertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	4,394
Non-convertible bonds | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	3,454
Non-convertible bonds | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	940
Convertible notes to NEGMA
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	7,357
Convertible notes to NEGMA | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	7,357
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	2,134
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1) | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	€ 2,134